ASSET RETIREMENT OBLIGATIONS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of movements in the Company's ARO
Obligations at beginning of year	$ 793	$ 232
Liabilities acquired	0	546
Liabilities disposed	(13)	0
Liabilities incurred	145	0
Liabilities settled	(21)	(22)
Change in estimate	29	18
Foreign currency translation adjustment	22	(12)
Accretion expense	34	31
Obligations at end of year	989	793
Accounts payable and other			$ 6	$ 2
Other long-term liabilities			983	791
Asset retirement obligations	$ 793	$ 232	$ 989	$ 793
Minimum
Asset Retirement Obligations [Line Items]
Discount rate (as a percent)	1.80%
Maximum
Asset Retirement Obligations [Line Items]
Discount rate (as a percent)	9.00%